Acquired Intangible Asset Estimated Fair Value (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Nov. 15, 2013	Jan. 28, 2011
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life	20 years
Parent Company
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	85,996	$ 72,000
Parent Company | Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	11,412
Maximum | Other
Acquired Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year